Effective Income Tax Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Profit before income tax		$ 1,868	$ 1,625	$ 1,268
Tax calculated at domestic rates applicable to profits in the respective jurisdictions		238	208	161
Tax effects of income not subject to tax	[1]	(905)	(837)	(720)
Tax effects of expenses not deductible for tax purposes	[1],[2]	574	549	483
Tax effects of amortization of pre-opening expenses previously not recognized		(3)	(9)	(8)
Tax effects of pre-opening expenses for which no deferred income tax assets were recognized		0	0	9
Tax effects of origination and reversal of temporary differences, net		4	20	32
Tax effects of tax losses for which no deferred income tax assets were recognized		80	87	83
Tax effects of lump sum in lieu of Macao complementary tax on dividends		5	5	5
Tax effects of other		0	(1)	(1)
Income tax expense/(benefit)		$ (7)	$ 22	$ 44

[1]	For the three years ended December 31, 2018, VML was exempt from Macao complementary tax on its gaming activities (see also Note 9(a)). In addition, lease/right of use income recorded in VML, Venetian Cotai Limited (“VCL”) and Venetian Orient Limited (“VOL”) were subject to property tax (Note (ii)), and should, therefore, also be excluded from Macao complementary tax calculations. Accordingly, casino revenues and lease/right of use income and their corresponding expenses incurred were presented as “Income not subject to tax” and “Expenses not deductible for tax purposes”, respectively, in the calculations above.Additionally, for the three years ended December 31, 2018, the Company received dividend income from a subsidiary. The dividend income is not subject to Hong Kong profits tax.
[2]	Lease/right of use income recorded in VML, VCL and VOL are exempt from property tax for the first four and six years for the newly constructed buildings in Macao and on Cotai, respectively, pursuant to Article 9(1)(a) of Lei no. 19/78/M. If the buildings in Macao and on Cotai also qualify for Tourism Utility Status, the property tax exemption can be extended by another four and six years, respectively, pursuant to Article 15(a) of Lei no. 81/89/M. The exemption for the Sands Macao expired in August 2012 and that for The Venetian Macao, The Plaza Macao and The Parisian Macao will be expiring in August 2019, August 2020 and September 2028, respectively. Regarding Sands Cotai Central, the procedures for registration at the tax department are in progress and the exact date of expiration of the exemption cannot be determined at this stage.